Investments in Joint Ventures (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Number Of Investments Held In Joint Ventures	15
Minimum Percentage Of Noncontrolling Ownership Interest In Joint Ventures	33.00%
Maximum Percentage Of Noncontrolling Ownership Interest In Joint Ventures	85.00%
Equity Investments Fair Value Joint Ventures	$ 2.3	$ 1.6
Accounts Proportionate Share Of Mortgage Loans Payable Within Joint Venture Investments At Fair Value	1.8	1.6
Accounts Share In Outstanding Principal Of Mortgage Loans Payable Within Joint Ventures	$ 1.8	$ 1.6
DDRTCLLC [Member]
Percentage Of Net Assets In Joint Venture Investments	2.60%
Percentage Of Invested Assets In Joint Venture Investments	2.30%